Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Lessee, Operating Lease, Liability, Maturity
Aggregate future minimum rental payments under the operating leases as of December 31, 2021, were as follows (in thousands):

Year ending December 31, 2022	$2,743
Year ending December 31, 2023	2,596
Year ending December 31, 2024	2,670
Year ending December 31, 2025	891

Total lease payments	8,900
Less: Imputed interest	(1,107)

Operating lease liabilities	$7,793

Schedule of Supplemental Information Related to Operating Leases
The following represents supplemental information related to the Company’s operating facility leases:

	December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$2,856	$2,520
Weighted-average remaining lease term (in years)	3.25	4.19
Weighted-average discount rate	8.43%	8.40%